Equity - Equity based compensation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Period after which service period has started	1 year
SUNLIGHT FINANCIAL LLC
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units outstanding	305,463
Units authorized	397,958
Class C | SUNLIGHT FINANCIAL LLC
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units outstanding	234,403	237,318	77,097
Compensation expense	$ 0.0	$ 0.1
Long Term Incentive Plan | SUNLIGHT FINANCIAL LLC
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units outstanding	71,060	64,046	21,514
Compensation expense	$ 0.1	$ 0.1
C-1 Units | SUNLIGHT FINANCIAL LLC
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Service term ( in years)	4 years
Threshold Equity Value	$ 29.7
Units outstanding	61,582
Units authorized	62,285
C-1 Units | Class C | SUNLIGHT FINANCIAL LLC
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units outstanding	52,484
C-1 Units | Long Term Incentive Plan | SUNLIGHT FINANCIAL LLC
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units outstanding	9,098
C-2 Units | SUNLIGHT FINANCIAL LLC
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Service term ( in years)	4 years
Threshold Equity Value	$ 87.0
Units outstanding	17,893
Units authorized	19,440
C-2 Units | Class C | SUNLIGHT FINANCIAL LLC
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units outstanding	8,878
C-2 Units | Long Term Incentive Plan | SUNLIGHT FINANCIAL LLC
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units outstanding	9,015
C-2 AD Units | SUNLIGHT FINANCIAL LLC
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Service term ( in years)	4 years
Threshold Equity Value	$ 87.0
Units outstanding	9,524
Units authorized	10,380
C-2 AD Units | Class C | SUNLIGHT FINANCIAL LLC
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units outstanding	4,739
C-2 AD Units | Long Term Incentive Plan | SUNLIGHT FINANCIAL LLC
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units outstanding	4,785
C-3 Units | SUNLIGHT FINANCIAL LLC
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Service term ( in years)	5 years
Threshold Equity Value	$ 165.0
Units outstanding	108,768
Units authorized	150,000
C-3 Units | Class C | SUNLIGHT FINANCIAL LLC
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units outstanding	82,700
C-3 Units | Long Term Incentive Plan | SUNLIGHT FINANCIAL LLC
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units outstanding	26,068
C-3 AD Units | SUNLIGHT FINANCIAL LLC
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Service term ( in years)	5 years
Threshold Equity Value	$ 165.0
Units outstanding	107,696
Units authorized	155,853
C-3 AD Units | Class C | SUNLIGHT FINANCIAL LLC
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units outstanding	85,602
C-3 AD Units | Long Term Incentive Plan | SUNLIGHT FINANCIAL LLC
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units outstanding	22,094